Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Employees Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 20. EMPLOYEE BENEFIT PLANS

The Corporation has a defined contribution pension plan covering a significant number of its employees. Under this plan, the Corporation matched individual contributions up to 2% (2019 – 5%) of the employee’s eligible compensation. Total expense under the defined contribution plan in 2020 was $6 million (2019 – $13 million).